UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: September 18, 2015 to October 19, 2015

Commission File Number of issuing entity: 333-190246-09

JPMBB Commercial Mortgage Securities Trust 2014-C24

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-190246

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, National Association

Barclays Bank PLC

KeyBank National Association

Column Financial, Inc.

RAIT Funding, LLC

General Electric Capital Corporation

 (Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3939252
38-3939253
38-7120308

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4A1			X
A‑5			X
A‑S			X
A‑SB			X
B			X
C			X
EC			X
X‑A			X
X‑B1			X
X‑B2			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On October 19, 2015 a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C24.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2014-C24, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date:	09/17/2015	$0.00
Current Distribution Date:	10/19/2015	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date:	09/17/2015	$0.00
Current Distribution Date:	10/19/2015	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2014-C24, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date:	09/17/2015	$3,735.61
Current Distribution Date:	10/19/2015	$3,607.27

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2014-C24 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from September 18, 2015 to October 19, 2015. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a “Rule 15Ga-1 Form ABS-15G”) on May 7, 2015. The CIK number for the Depositor is 0001013611. JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 6, 2015. The CIK number for JPMorgan Chase Bank, National Association is 0000835271. Barclays Bank PLC filed its most recent Rule 15Ga-1 Form ABS-15G on August 13, 2015. The CIK number for Barclays Bank PLC is 0000312070. KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on January 30, 2015. The CIK number for KeyBank National Association is 0001089877. Column Financial, Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2015. The CIK number for Column Financial, Inc. is 0001628601. RAIT Funding, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2015. The CIK number for RAIT Funding, LLC is 0001587045. General Electric Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15Gon January 12, 2015. The CIK number for General Electric Capital Corporation is 0000040554.

Part II - OTHER INFORMATION

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C24, relating to the October 19, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: October 29, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C24, relating to the October 19, 2015 distribution.